SCHEDULE OF FUTURE LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Remainder of Fiscal Year	$ 300,674
Year One	192,526	$ 392,520
Year Three	116,370	172,119
Year Four	116,370
Year Five	116,370
After	101,668
Total	943,978	804,146
Less: interest	(104,624)	(50,771)
Present value of lease liabilities	839,354	753,375	$ 1,411,226
Less: non-current portion	(574,505)	(392,754)	(847,950)
Present value of lease liabilities – current liability	$ 264,849	360,621	$ 563,276
Year Two		$ 239,507